Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Components Of Long-Term Debt

Long-term debt consisted of the following at March 31, 2016 and December 31, 2015 (in millions):

	March 31, 2016	December 31, 2015
Credit Facility	$762.8	$735.0
2020 Senior Notes	500.0	500.0
Fair value adjustment of 2020 Senior Notes	3.2	3.3
2022 Senior Notes	600.0	600.0
2023 Senior Notes	700.0	700.0
Other	4.9	5.3
Less: deferred financing costs, net	39.2	40.9

Total Crestwood Midstream debt	2,531.7	2,502.7
Other	—	0.2

Total Crestwood Equity debt	2,531.7	2,502.9
Less: current portion	0.9	1.1

Total long-term debt, less current portion	$2,530.8	$2,501.8

Long-term debt consisted of the following at December 31, 2015 and 2014, (in millions):

	December 31, 2015	December 31, 2014
CMLP Credit Facility	$735.0	$555.0
Crestwood Midstream 2019 Senior Notes	—	350.0
Premium on Crestwood Midstream 2019 Senior Notes	—	1.0
Crestwood Midstream 2020 Senior Notes	500.0	500.0
Fair value adjustment of Crestwood Midstream 2020 Senior Notes	3.3	4.0
Crestwood Midstream 2022 Senior Notes	600.0	600.0
Crestwood Midstream 2023 Senior Notes	700.0	—
Other	5.3	5.3

Total Crestwood Midstream debt	2,543.6	2,015.3

CEQP Credit Facility	—	369.0
CEQP Senior Notes	—	11.4
Other	0.2	0.8

Total Crestwood Equity debt	2,543.8	2,396.5
Less: current portion	1.1	3.7

Total long-term debt, less current portion	$2,542.7	$2,392.8

Schedule of Maturities of Long-term Debt

The aggregate maturities of principal amounts on our outstanding long-term debt and other notes payable as of December 31, 2015 for the next five years and in total thereafter are as follows (in millions):

	CEQP	CMLP
2016	$1.1	$0.9
2017	1.0	1.0
2018	1.0	1.0
2019	1.1	1.1
2020	1,238.6	1,238.6
Thereafter	1,301.0	1,301.0

Total debt	$2,543.8	$2,543.6